SHARE-BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2021
SHARE-BASED COMPENSATION
Summary of movements in the Group's share-based payment liabilities

	2021	2020
Share-based payment liabilities at the beginning of the year	636	78
New awards granted	512	—
Remeasurement during the year	1,927	558
Cash payments to employees	(2,169)	—
Conversion from cash-settled to equity-settled share-based payments	(948)	—
Foreign currency exchange loss	42	—
Share-based payment liabilities at the end of the year	—	636

Schedule of movements in the number of RSUs

		Weighted average
		grant date fair
	Number of	value per award,
	RSUs	RUB
Outstanding at the beginning of the period	—	—
Granted during the period	1,427,226	932
Forfeited during the period	—	—
Exercised during the period	—	—
Outstanding at the end of the period	1,427,226	932
Exercisable at the end of the period	105,215	1,043

Schedule of inputs to the model used for 2021 Plan

2021 Plan
(Directors'
RSUs)
Fair value of the RSUs at the grant date, USD	14.89
Share price at the grant date, USD	17.62
Exercise price, USD	Nil
Expected annual volatility, %	50.9%
Expected term, years	2.38
Dividend yield, %	Nil